Segment Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Segment Information
Summary of selected financial data related to our segments

	Three Months Ended September 30, 2022
		Sustainable		Total of
	Beverage	Sourcing &	Intersegment	Reportable
(Thousands)	Solutions	Traceability	Revenues	Segments
Net sales	$173,486	$62,809	$(5,987)	$230,308

Adjusted EBITDA	15,885	2,028	n/a	17,913
Less:
Interest expense				13,404
Income tax benefit				(428)
Depreciation and amortization				5,816
Acquisition, restructuring and integration expense				3,959
Change in fair value of warrants				5,215
Management and consulting fees (S&D Coffee, Inc. acquisition)				834
Equity-based compensation				705
Mark-to-market adjustments				543
Loss on disposal of property, plant and equipment				459
Other				424
Net loss				$(13,018)

Total assets	638,160	111,928	n/a	750,088

	Three Months Ended September 30, 2021
		Sustainable		Total of
	Beverage	Sourcing &	Intersegment	Reportable
(Thousands)	Solutions	Traceability	Revenues	Segments
Net sales	$138,838	$47,529	$(5,090)	$181,277

Adjusted EBITDA	11,462	2,017	n/a	13,479
Less:
Interest expense				8,614
Income tax benefit				(796)
Depreciation and amortization				6,072
Acquisition, restructuring and integration expense				1,829
Management and consulting fees (S&D Coffee, Inc. acquisition)				1,591
Equity-based compensation				306
Mark-to-market adjustments				(4)
Gain on disposal of property, plant and equipment				(390)
Other				147
Net loss				$(3,890)

Total assets	497,219	85,275	n/a	582,494

	Nine Months Ended September 30, 2022
		Sustainable		Total of
	Beverage	Sourcing &	Intersegment	Reportable
(Thousands)	Solutions	Traceability	Revenues	Segments
Net sales	$492,712	$169,041	$(21,604)	$640,149

Adjusted EBITDA	38,776	3,824	n/a	42,600
Less:
Interest expense				30,265
Income tax benefit				(3,511)
Depreciation and amortization				17,782
Acquisition, restructuring and integration expense				8,746
Change in fair value of warrants				5,215
Management and consulting fees (S&D Coffee, Inc. acquisition)				3,035
Equity-based compensation				1,184
Mark-to-market adjustments				793
Loss on disposal of property, plant and equipment				748
Other				1,885
Net loss				$(23,542)

Total assets	638,160	111,928	n/a	750,088

	Nine Months Ended September 30, 2021
		Sustainable		Total of
	Beverage	Sourcing &	Intersegment	Reportable
(Thousands)	Solutions	Traceability	Revenues	Segments
Net sales	$400,506	$121,550	$(14,304)	$507,752

Adjusted EBITDA	29,924	3,047	n/a	32,971
Less:
Interest expense				24,283
Income tax benefit				(2,239)
Depreciation and amortization				18,386
Acquisition, restructuring and integration expense				3,772
Management and consulting fees (S&D Coffee, Inc. acquisition)				4,791
Equity-based compensation				918
Mark-to-market adjustments				(1,979)
Gain on disposal of property, plant and equipment				(147)
Other				1,268
Net loss				$(16,082)

Total assets	497,219	85,275	n/a	582,494

	Year Ended December 31, 2021
		Sustainable		Total of
	Beverage	Sourcing &	Intersegment	Reportable
(Thousands)	Solutions	Traceability	Revenues	Segments
Revenues	$551,013	$170,035	$(22,904)	$698,144

Adjusted EBITDA	41,468	5,706	n/a	47,174
Less:
Interest expense, net				32,549
Income tax benefit				(3,368)
Depreciation and amortization				25,501
Acquisition, restructuring and integration expense				8,835
Management and consulting fees				6,382
Equity-based compensation				1,223
Mark-to-market adjustments				(3,585)
Loss on disposal of property, plant and equipment				243
Other				702
Net loss				$(21,308)

Capital expenditures	$22,665	$614	n/a	$23,279
Total assets	510,751	82,269	n/a	593,020

	Year Ended December 31, 2020
		Sustainable		Total of
	Beverage	Sourcing &	Intersegment	Reportable
(Thousands)	Solutions	Traceability	Revenues	Segments
Revenues	$424,906	$150,577	$(24,637)	$550,846

Adjusted EBITDA	28,802	4,793	n/a	33,595
Less:
Interest expense, net				25,229
Income tax benefit				(17,545)
Depreciation and amortization				23,838
Acquisition, restructuring and integration expense				22,355
Management and consulting fees				5,317
Equity-based compensation				1,553
Impairment charges				82,083
Inventory write-offs				5,432
Mark-to-market adjustments				(217)
Loss on disposal of property, plant and equipment				7,750
Other				6,665
Net loss				$(128,865)

Capital expenditures	$19,019	$528	n/a	$19,547
Total assets	488,577	59,563	n/a	548,140

Summary of net sales information by geographic area

	Three Months Ended September 30,		Nine Months Ended September 30,
(Thousands)	2022	2021	2022	2021
United States	$181,789	$146,642	$515,742	$423,524
All other countries	48,519	34,635	124,407	84,228
Net sales	$230,308	$181,277	$640,149	$507,752

	Year Ended December 31,
(Thousands)	2021	2020
Revenues:(1)
United States	$583,011	$445,210
All other countries	115,133	105,636
Total	$698,144	$550,846
(1)	Revenues are attributed to countries based on the invoice location of the customer.